The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated October 31, 2008 to the Class I Prospectus Dated January 31, 2008

 of

 The Saratoga Advantage Trust

An application filed by the U.S. Government Money Market Portfolio (the “Portfolio”) of the Saratoga Advantage Trust (the “Trust”) has been accepted by the U.S. Department of the Treasury (the “Treasury”) for participation in the Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”).

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until December 18, 2008, unless extended by the Treasury.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated October 31, 2008 to the Class A Prospectus Dated January 31, 2008

of

The Saratoga Advantage Trust

An application filed by the U.S. Government Money Market Portfolio (the “Portfolio”) of the Saratoga Advantage Trust (the “Trust”) has been accepted by the U.S. Department of the Treasury (the “Treasury”) for participation in the Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”).

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until December 18, 2008, unless extended by the Treasury.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated October 31, 2008 to the Class B Prospectus Dated December 31, 2007

of

 The Saratoga Advantage Trust

An application filed by the U.S. Government Money Market Portfolio (the “Portfolio”) of the Saratoga Advantage Trust (the “Trust”) has been accepted by the U.S. Department of the Treasury (the “Treasury”) for participation in the Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”).

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until December 18, 2008, unless extended by the Treasury.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

U.S. Government Money Market Portfolio

Supplement dated October 14, 2008 to the Class C Prospectus Dated January 31, 2008

of

The Saratoga Advantage Trust

An application filed by the U.S. Government Money Market Portfolio (the “Portfolio”) of the Saratoga Advantage Trust (the “Trust”) has been accepted by the U.S. Department of the Treasury (the “Treasury”) for participation in the Temporary Guarantee Program for Money Market Funds (the “Guarantee Program”).

Under the Guarantee Program, the Treasury will guarantee the share price of any participating fund held by a shareholder as of the close of business on September 19, 2008.  (Additional investments made by a shareholder after September 19, 2008 in excess of the amount held on that date will not be covered by the Guarantee Program.)

The Portfolio will bear the expense of participating in the Guarantee Program, which remains in effect until December 18, 2008, unless extended by the Treasury.

Further information about the Guarantee Program can be obtained at www.ustreas.gov.

Please retain this supplement for future reference.